Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) HLS	Jun. 30, 2025 USD ($) HLS	Dec. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 31,927	$ 28,632
Profit from operations	8,691	7,506
Net finance income/(expense)	(74)	(1,678)
Exceptional share of results of associates		9
Income tax expense	(1,704)	(1,404)
Profit	7,061	$ 4,568
Segment assets (non-current)	$ 196,143		$ 194,039
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	280	280
Revenue	$ 31,927	$ 28,632
Profit from operations	8,691	7,506
Net finance income/(expense)	(74)	(1,678)
Share of results of associates	148	135
Exceptional share of results of associates	0	9
Income tax expense	(1,704)	(1,404)
Profit	7,061	4,568
Segment assets (non-current)	196,143		194,039
Gross capex	$ 1,406	$ 1,404
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	42	42
Revenue	$ 7,424	$ 7,208
Profit from operations	2,285	2,106
Segment assets (non-current)	61,660		61,445
Gross capex	$ 217	$ 181
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	76	74
Revenue	$ 9,595	$ 8,124
Profit from operations	4,076	3,360
Segment assets (non-current)	75,510		73,560
Gross capex	$ 278	$ 336
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	75	75
Revenue	$ 6,402	$ 5,507
Profit from operations	1,555	1,224
Segment assets (non-current)	14,223		13,764
Gross capex	$ 204	$ 282
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	45	45
Revenue	$ 4,951	$ 4,454
Profit from operations	972	906
Segment assets (non-current)	30,676		30,845
Gross capex	$ 321	$ 296
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	42	43
Revenue	$ 3,122	$ 3,108
Profit from operations	691	739
Segment assets (non-current)	10,659		10,964
Gross capex	$ 96	$ 108
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS	0	0
Revenue	$ 433	$ 231
Profit from operations	(887)	(830)
Segment assets (non-current)	3,415		$ 3,461
Gross capex	$ 290	$ 200